INCOME TAXES (Income Taxes Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current	$ 796,866	$ 1,047,999	$ 722,971
Deferred			(10,569)
Total	$ 796,866	$ 1,047,999	$ 712,402